Share-Based Compensation (Schedule Of Range Of Exercise Prices And Weighted-Average Remaining Contractual Life Of Outstanding And Exercisable Options) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2012
$2.70-$10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	8,707
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 3 months 18 days
Options Outstanding, WAEP	$ 6.89
Options Exercisable	6,298
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 7 months 6 days
Options Exercisable, WAEP	$ 6.78
Exercise price, Lower range	$ 2.70
Exercise price, Upper range	$ 10.00
$10.01-$24.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	9,203
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 2 months 12 days
Options Outstanding, WAEP	$ 13.98
Options Exercisable	5,937
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4 years 6 months
Options Exercisable, WAEP	$ 14.90
Exercise price, Lower range	$ 10.01
Exercise price, Upper range	$ 24.98
$24.99-$34.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	287
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Options Outstanding, WAEP	$ 25.72
Options Exercisable	287
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Options Exercisable, WAEP	$ 25.72
Exercise price, Lower range	$ 24.99
Exercise price, Upper range	$ 34.68
$2.70-$34.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	18,197
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 2 months 12 days
Options Outstanding, WAEP	$ 10.77
Options Exercisable	12,522
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years
Options Exercisable, WAEP	$ 11.06
Exercise price, Lower range	$ 2.70
Exercise price, Upper range	$ 34.68